Related party transactions (Details) - Schedule of cost of revenues – related party - Zhongcang Warehouse Co., Ltd [Member] - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions (Details) - Schedule of cost of revenues – related party [Line Items]
Relationship	The Company's VIE owns equity in Zhongcang
Nature	Storage fees
Total	$ 1,734,761	$ 607,679